SCHEDULE OF OTHER NON REAL ESTATE ASSETS AND LIABILITIES (Details) - Discontinued Operations, Held-for-Sale [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Commercial Property Held For Sale [Member]
Schedule of Equity Method Investments [Line Items]
Cash equivalents and restricted cash	$ 1,988,360	$ 1,749,905
Deferred leasing costs	98,248	326,923
Other Assets, net	348,997	658,061
Total Assets	2,435,605	2,734,889
Accounts payable and accrued liabilities	276,827	482,628
Accrued real estate taxes	197,035	367,229
Total liabilities	473,862	849,857
Model Home Property Held For Sale [Member]
Schedule of Equity Method Investments [Line Items]
Cash equivalents and restricted cash
Deferred leasing costs
Other Assets, net
Total Assets
Accounts payable and accrued liabilities
Accrued real estate taxes
Total liabilities
Property Held For Sale [Member]
Schedule of Equity Method Investments [Line Items]
Cash equivalents and restricted cash	1,988,360	1,749,905
Deferred leasing costs	98,248	326,923
Other Assets, net	348,997	658,061
Total Assets	2,435,605	2,734,889
Accounts payable and accrued liabilities	276,827	482,628
Accrued real estate taxes	197,035	367,229
Total liabilities	$ 473,862	$ 849,857